Operating Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Lease Liabilities [Abstract]
Operating lease expense	$ 551,041	$ 1,221,081	$ 996,614